Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 37	$ 75	$ 41	$ 86	$ 164
Zapata Computing Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses						$ 176